Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Derivative instruments we are party to include: (i) interest rate swap agreements (which are designated as cash flow hedges) and (ii) cross-currency swap agreements (which are designated as net investment hedges).
INTEREST RATE SWAP AGREEMENTS DESIGNATED AS CASH FLOW HEDGES
In March 2018, we entered into interest rate swap agreements to limit our exposure to changes in interest rates on a portion of our floating rate indebtedness. These swap agreements expired in March 2022. In July 2019, we entered into forward-starting interest rate swap agreements to limit our exposure to changes in interest rates on a portion of our floating rate indebtedness. As of March 31, 2022, we had $350,000 in notional value of interest rate swap agreements outstanding, which expire in March 2024. Under the interest rate swap agreements, we receive variable rate interest payments associated with the notional amount of each interest rate swap, based upon one-month LIBOR, in exchange for the payment of fixed interest rates as specified in the interest rate swap agreements.
We have designated these interest rate swap agreements as cash flow hedges. Unrealized gains are recognized as assets, while unrealized losses are recognized as liabilities.
CROSS-CURRENCY SWAP AGREEMENTS DESIGNATED AS A HEDGE OF NET INVESTMENT
In August 2019, we entered into cross-currency swap agreements to hedge the variability of exchange rate impacts between the United States dollar and the Euro. Under the terms of the cross-currency swap agreements, we notionally exchanged approximately $110,000 at an interest rate of 6.0% for approximately 99,055 Euros at a weighted average interest rate of approximately 3.65%. These cross-currency swap agreements expire in August 2023 (“August 2023 Cross-Currency Swap Agreements”).
In September 2020, we entered into cross-currency swap agreements to hedge the variability of exchange rate impacts between the United States dollar and the Euro. Under the terms of the cross-currency swap agreements, we notionally exchanged approximately $359,200 at an interest rate of 4.5% for approximately 300,000 Euros at a weighted average interest rate of approximately 3.4%. These cross-currency swap agreements expire in February 2026 (“February 2026 Cross-Currency Swap Agreements”).
We have designated these cross-currency swap agreements as a hedge of net investment against certain of our Euro denominated subsidiaries and they require an exchange of the notional amounts at maturity. These cross-currency swap agreements are marked to market at each reporting period, representing the fair values of the cross-currency swap agreements, and any changes in fair value are recognized as a component of Accumulated other comprehensive items, net. Unrealized gains are recognized as assets while unrealized losses are recognized as liabilities.
Assets (liabilities) recognized in our Condensed Consolidated Balance Sheets at March 31, 2022 and December 31, 2021, by derivative instrument, are as follows:

DERIVATIVE INSTRUMENTS(1)	MARCH 31, 2022	DECEMBER 31, 2021
Cash Flow Hedges(2)
Interest Rate Swap Agreements	$3,790	$(7,680)
Net Investment Hedges(3)
August 2023 Cross-Currency Swap Agreements	$219	$(664)
February 2026 Cross-Currency Swap Agreements	15,434	11,021
(1)Our derivative assets are included as a component of Other within Other assets, net in our Condensed Consolidated Balance Sheets and our derivative liabilities are included as a component of (i) Accrued expenses and other current liabilities or (ii) Other long-term liabilities in our Condensed Consolidated Balance Sheets. As of March 31, 2022, $19,443 is included within Other assets. As of December 31, 2021, $11,021 is included within Other assets, $2,082 is included within Accrued expense and other current liabilities and $6,262 is included within Other long-term liabilities.
(2)As of March 31, 2022, cumulative net gains of $3,790 are recorded within Accumulated other comprehensive items, net associated with these interest rate swap agreements.
(3)As of March 31, 2022, cumulative net gains of $15,653 are recorded within Accumulated other comprehensive items, net associated with these cross-currency swap agreements.
Unrealized gains (losses) recognized during the three months ended March 31, 2022 and 2021, by derivative instrument, are as follows:

	THREE MONTHS ENDED MARCH 31,
DERIVATIVE INSTRUMENTS(1)	2022	2021
Cash Flow Hedges
Interest Rate Swap Agreements	$11,470	$4,201
Net Investment Hedges
August 2023 Cross-Currency Swap Agreements	$883	$4,751
February 2026 Cross-Currency Swap Agreements	4,413	6,254
(1)These amounts are recognized as unrealized gains (losses), a component of Accumulated other comprehensive items, net.
Derivative instruments we are party to include: (i) interest rate swap agreements (which are designated as cash flow hedges), (ii) cross-currency swap agreements (which are designated as net investment hedges) and (iii) foreign exchange currency forward contracts (which are not designated as hedges).
INTEREST RATE SWAP AGREEMENTS DESIGNATED AS CASH FLOW HEDGES
In March 2018, we entered into interest rate swap agreements to limit our exposure to changes in interest rates on a portion of our floating rate indebtedness. As of December 31, 2021 and 2020, we had $350,000 in notional value of interest rate swap agreements outstanding, which expire in March 2022. Under the interest rate swap agreements, we receive variable rate interest payments associated with the notional amount of each interest rate swap, based upon one-month LIBOR, in exchange for the payment of fixed interest rates as specified in the interest rate swap agreements.
In July 2019, we entered into forward-starting interest rate swap agreements to limit our exposure to changes in interest rates on a portion of our floating rate indebtedness once our current interest rate swap agreements expire in March 2022. The forward-starting interest rate swap agreements have $350,000 in notional value, commence in March 2022 and expire in March 2024. Under the swap agreements, we will receive variable rate interest payments based upon one-month LIBOR, in exchange for the payment of fixed interest rates as specified in the interest rate swap agreements.
We have designated these interest rate swap agreements, including the forward-starting interest rate swap agreements, as cash flow hedges. Unrealized gains are recognized as assets, while unrealized losses are recognized as liabilities.
CROSS-CURRENCY SWAP AGREEMENTS DESIGNATED AS A HEDGE OF NET INVESTMENT
In August 2019, we entered into cross-currency swap agreements to hedge the variability of exchange rate impacts between the United States dollar and the Euro. Under the terms of the cross-currency swap agreements we notionally exchanged approximately $110,000 at an interest rate of 6.0% for approximately 99,055 Euros at a weighted average interest rate of approximately 3.65%. These cross-currency swap agreements expire in August 2023 (“August 2023 Cross Currency Swap Agreements”).
In September 2020, we entered into cross-currency swap agreements to hedge the variability of exchange rates impacts between the United States dollar and the Euro. Under the terms of the cross-currency swap agreements, we notionally exchanged approximately $359,200 at an interest rate of 4.5% for approximately 300,000 Euros at a weighted average interest rate of approximately 3.4%. These cross-currency swap agreements expire in February 2026 (“February 2026 Cross Currency Swap Agreements”).
We have designated these cross-currency swap agreements as hedge of net investments against certain of our Euro denominated subsidiaries and they require an exchange of the notional amounts at maturity. These cross-currency swap agreements are marked to market at each reporting period, representing the fair values of the cross-currency swap agreements, and any changes in fair value are recognized as a component of Accumulated other comprehensive items, net. Unrealized gains are recognized as assets while unrealized losses are recognized as liabilities.
FOREIGN EXCHANGE CURRENCY FORWARD CONTRACTS NOT DESIGNATED AS HEDGING INSTRUMENTS
On occasion, we enter into forward contracts to hedge our exposures associated with certain foreign currencies. We have not designated any of these forward contracts as hedges. Our policy is to record the fair value of each derivative instrument on a gross basis. As of December 31, 2021 and 2020, we had no outstanding forward contracts.
(Liabilities) assets recognized in our Consolidated Balance Sheets as of December 31, 2021 and 2020 by derivative instrument are as follows:

DERIVATIVE INSTRUMENT(1)	DECEMBER 31, 2021	DECEMBER 31, 2020
Cash Flow Hedges(2)
Interest Rate Swap Agreements	$(7,680)	$(21,062)
Net Investment Hedges(3)
August 2023 Cross Currency Swap Agreements	(664)	(8,229)
February 2026 Cross Currency Swap Agreements	11,021	(20,412)
(1)Our derivative assets are included as a component of Other within Other assets, net and our derivative liabilities are included as a component of (i) Accrued expenses and other current liabilities or (ii) Other long-term liabilities in our Consolidated Balance Sheets. As of December 31, 2021, $11,021 is included within Other assets, $2,082 is included within Accrued expense and other current liabilities and $6,262 is included within Other long-term liabilities. As of December 31, 2020, $49,703 is included within Other long-term liabilities.
(2)As of December 31, 2021, cumulative net losses of $7,680 are recorded within Accumulated other comprehensive items, net associated with these interest rate swap agreements.
(3)As of December 31, 2021, cumulative net gains of $10,357 are recorded within Accumulated other comprehensive items, net associated with these cross currency swap agreements.
Gains (losses) recognized during the years ending December 31, 2021, 2020 and 2019, by derivative instrument, are as follows:

	YEAR ENDED DECEMBER 31,
DERIVATIVE INSTRUMENT	2021	2020	2019
Derivative Instruments Designated as Hedging Instruments(1)
Cash Flow Hedges
Interest Rate Swap Agreements	$13,382	$(12,288)	$(7,801)
Net Investment Hedges
August 2023 Cross Currency Swap Agreements	7,565	(7,247)	(982)
February 2026 Cross Currency Swap Agreements	31,433	(20,412)	—
Derivative Instruments Not Designated as Hedging Instruments(2)
Foreign Exchange Currency Forward Contracts	—	—	(737)
(1)These amounts are recognized as unrealized gains (losses), a component of Accumulated other comprehensive items, net.
(2)These amounts are recognized as foreign exchange gains (losses), a component of Other (income) expense, net. Net cash receipts (payments) included in cash from operating activities related to settlements associated with foreign currency forward contracts for the years ended December 31, 2021, 2020 and 2019 are $0, $0 and $(737), respectively.
EURO NOTES DESIGNATED AS A HEDGE OF NET INVESTMENT
Prior to their redemption in August 2020, we designated a portion of our Euro Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. From January 1, 2020 through the date of redemption and for the year ended December 31, 2019 we designated, on average, 300,000 and 284,986 Euros, respectively, of our Euro Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. As a result, we recorded the following foreign exchange gains (losses) related to the change in fair value of such debt due to currency translation adjustments as a component of Accumulated other comprehensive items, net:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Foreign exchange gains (losses) associated with net investment hedge	$—	$(17,005)	$(6,003)
As of December 31, 2021, cumulative net gains of $3,256, net of tax, are recorded in Accumulated other comprehensive items, net associated with this net investment hedge.